Consolidated Statements of Financial Position - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Dec. 31, 2018 [1]
Non-current assets
Goodwill	₽ 6,954,183	₽ 6,989,255
Intangible assets	2,733,417	3,154,605
Property and equipment	429,744	133,810
Equity-accounted investees	178,847
Right-of-use assets	279,249
Deferred tax assets	149,835	92,094
Other financial assets	25,341
Other non-current assets	22,134	3,304
Total non-current assets	10,772,750	10,373,068
Current assets
Trade and other receivables	57,908	40,718
Prepaid expenses and other current assets	119,249	64,386
Cash and cash equivalents	2,089,215	2,861,110
Total current assets	2,266,372	2,966,214
Total assets	13,039,122	13,339,282
Equity
Share capital	8,547	8,547
Share premium	1,863,877	1,729,400
Foreign currency translation reserve	(105,191)	(66,957)
Retained earnings	1,587,697	1,302,981
Total equity attributable to owners of the Company	3,354,930	2,973,971
Non-controlling interest	33,263	29,449
Total equity	3,388,193	3,003,420
Non-current liabilities
Loans and borrowings	4,064,501	5,203,692
Lease liabilities	230,802
Deferred tax liabilities	512,804	1,070,240
Trade and other payables	4,239	13,967
Provisions	19,498
Other non-current liabilities	126,828
Total non-current liabilities	4,958,672	6,287,899
Current liabilities
Contract liabilities	2,367,416	2,072,640
Trade and other payables	780,219	655,877
Loans and borrowings (current portion)	1,064,554	1,233,924
Lease liabilities (current portion)	59,816
Income tax payable	369,974	85,522
Provisions (current portion)	26,398
Other current liabilities	23,880
Total current liabilities	4,692,257	4,047,963
Total liabilities	9,650,929	10,335,862
Total equity and liabilities	₽ 13,039,122	₽ 13,339,282

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.